Redeemable Convertible Preferred Stock ("preferred stock") (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Redeemable Convertible Preferred Stock ("preferred stock")
Schedule of the issuances of preferred stock prior to the completion of IPO

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

Summary of activity for the Series Preferred issued and outstanding

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668
Preferred stock dividends accreted for Series A-1 preferred stock	32	—	—	—	—	32
Preferred stock dividends accreted for Series A-2 preferred stock	—	120	—	—	—	120
Preferred stock dividends accreted for Series B preferred stock	—	—	343	—	—	343
Preferred stock dividends accreted for Series C preferred stock	—	—	—	320	—	320
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	514	514
Accretion of issuance costs	—	—	1	3	2	6
Conversion of preferred stock to common stock	(1,912)	(7,153)	(20,226)	(18,764)	(29,948)	(78,003)

Balance, June 30, 2012	$—	$—	$—	$—	$—	$—

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, January 1, 2009	$1,531	$5,734	$16,211	$—	$—	$23,476
Issuance of Series C preferred stock, less offering costs of $80	—	—	—	15,920	—	15,920
Preferred stock dividends accreted for Series A-1 preferred stock	107	—	—	—	—	107
Preferred stock dividends accreted for Series A-2 preferred stock	—	402	—	—	—	402
Preferred stock dividends accreted for Series B preferred stock	—	—	1,137	—	—	1,137
Preferred stock dividends accreted for Series C preferred stock	—	—	—	147	—	147
Accretion of issuance costs	2	2	6	3	—	13

Balance, December 31, 2009	$1,640	$6,138	$17,354	$16,070	$—	$41,202
Issuance of Series D preferred stock, less offering costs of $41	—	—	—	—	27,460	27,460
Preferred stock dividends accreted for Series A-1 preferred stock	115	—	—	—	—	115
Preferred stock dividends accreted for Series A-2 preferred stock	—	430	—	—	—	430
Preferred stock dividends accreted for Series B preferred stock	—	—	1,216	—	—	1,216
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,130	—	1,130
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	42	42
Accretion of issuance costs	2	3	6	16	—	27

Balance, December 31, 2010	$1,757	$6,571	$18,576	$17,216	$27,502	$71,622
Adjustment to offering costs associated with Series D issuance	—	—	—	—	(7)	(7)
Preferred stock dividends accreted for Series A-1 preferred stock	123	—	—	—	—	123
Preferred stock dividends accreted for Series A-2 preferred stock	—	460	—	—	—	460
Preferred stock dividends accreted for Series B preferred stock	—	—	1,301	—	—	1,301
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,209	—	1,209
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	1,929	1,929
Accretion of issuance costs	—	2	5	16	8	31

Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668